Consolidated Statements of Cash Flows - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
CONSOLIDATED NET INCOME	$ 16,638	$ 15,206	$ 2,124
Discontinued operations	3,499	768	1,028
Net income from continuing operations	13,139	14,438	1,096
Non-cash items:
Depreciation and amortization of assets	15,992	15,991	14,658
Impairment losses	2,936	2,518	1,517
Share of profit of equity accounted investees	(588)	(688)	(737)
Results on sale of subsidiaries, other disposal groups and others	(4,335)	(2,132)	(174)
Financial income and other items, net	15,685	16,998	21,117
Income taxes	520	3,125	2,368
Changes in working capital, excluding income taxes	8,040	11,017	3,596
Net cash flow provided by operating activities from continuing operations before financial expense, coupons on perpetual debentures and income taxes	51,389	61,267	43,441
Financial expense and coupons on perpetual debentures paid	(15,759)	(18,129)	(17,865)
Income taxes paid	(4,664)	(5,183)	(7,437)
Net cash flow provided by operating activities from continuing operations	30,966	37,955	18,139
Net cash flow provided by operating activities from discontinued operations	144	1,192	977
Net cash flows provided by operating activities	31,110	39,147	19,116
INVESTING ACTIVITIES
Property, machinery and equipment, net	(10,753)	(4,563)	(8,930)
Acquisition and disposal of subsidiaries and other disposal groups, net	23,841	1,424	2,722
Intangible assets and other deferred charges	(1,607)	(1,427)	(908)
Long term assets and others, net	128	(914)	(764)
Net cash flows used in investing activities from continuing operations	11,609	(5,480)	(7,880)
Net cash flows provided by (used in) investing activities from discontinued operations	0	1	(153)
Net cash flows used in investing activities	11,609	(5,479)	(8,033)
FINANCING ACTIVITIES
Sale of non-controlling interests in subsidiaries	(55)	9,777	0
Derivative instruments	246	399	1,098
Repayment of debt, net	(39,299)	(46,823)	(11,473)
Other financial obligations, net	0	0	177
Securitization of trade receivables	169	(999)	(506)
Non-current liabilities, net	(3,745)	(1,972)	(1,763)
Net cash flows used in financing activities	(42,684)	(39,618)	(12,467)
Decrease in cash and cash equivalents from continuing operations	(109)	(7,143)	(2,208)
Increase in cash and cash equivalents from discontinued operations	144	1,193	824
Cash conversion effect, net	2,090	2,244	4,117
Cash and cash equivalents at beginning of period	11,616	15,322	12,589
CASH AND CASH EQUIVALENTS AT END OF PERIOD	13,741	11,616	15,322
Changes in working capital, excluding income taxes:
Trade receivables, net	1,495	(4,386)	(3,561)
Other accounts receivable and other assets	1,120	(286)	(1,986)
Inventories	526	(1,239)	(1,472)
Trade payables	3,635	13,729	7,532
Other accounts payable and accrued expenses	1,264	3,199	3,083
Changes in working capital, excluding income taxes	$ 8,040	$ 11,017	$ 3,596